Related Party Transactions - Transactions with Related Parties (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Refinitiv | Operating Expense Reimbursement
Related Party Transactions
Related party expense	$ 3,211,000		$ 6,258,000	$ 4,238,000	$ 28,408,000
Tradeweb Markets LLC | Successor
Related Party Transactions
Interest income from money market funds invested and savings deposited		$ 17,000
Tradeweb Markets LLC | Successor | Refinitiv | Shared Services
Related Party Transactions
Related party expense		1,075,000
Tradeweb Markets LLC | Successor | Refinitiv | Market Data License Agreements
Related Party Transactions
Related party revenue		13,467,000
Tradeweb Markets LLC | Successor | Refinitiv | Operating Expense Reimbursement
Related Party Transactions
Related party expense		3,837,000
Tradeweb Markets LLC | Successor | Banks
Related Party Transactions
Interest income from money market funds invested and savings deposited		17,000
Tradeweb Markets LLC | Successor | Banks | Transaction, subscription and other fees
Related Party Transactions
Related party revenue		$ 90,845,000
Tradeweb Markets LLC | Predecessor
Related Party Transactions
Interest income from money market funds invested and savings deposited						$ 34,000	$ 40,000	$ 80,000
Tradeweb Markets LLC | Predecessor | TR | Shared Services
Related Party Transactions
Related party expense						3,225,000	4,300,000	4,300,000
Tradeweb Markets LLC | Predecessor | TR | Market Data License Agreements
Related Party Transactions
Related party revenue						36,851,000	50,125,000	50,564,000
Tradeweb Markets LLC | Predecessor | TR | Operating Expense Reimbursement
Related Party Transactions
Related party expense						28,736,000	38,361,000	34,350,000
Tradeweb Markets LLC | Predecessor | Banks
Related Party Transactions
Interest income from money market funds invested and savings deposited						34,000	40,000	80,000
Tradeweb Markets LLC | Predecessor | Banks | Transaction, subscription and other fees
Related Party Transactions
Related party revenue						$ 211,234,000	$ 232,436,000	$ 211,743,000